Offerings	Nov. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.489% Senior Notes due 2031
Amount Registered | shares	579,600,000
Maximum Aggregate Offering Price	$ 579,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,042.76
Offering Note	Note.1a. Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Act"), based upon the exchange rate of $1.1592/EUR1.00 as of November 17, 2025, as announced by Bloomberg, L.P. as of 5:00 p.m. New York time. Note.1b. Smurfit Westrock plc, Smurfit Kappa Group Limited, Smurfit Westrock Financing Designated Activity Company, Smurfit Kappa Investments Limited, Smurfit Kappa Acquisitions Unlimited Company, Smurfit Kappa Treasury Funding Designated Activity Company, Smurfit International B.V., Smurfit WestRock US Holdings Corporation, WestRock Company, WRKCo Inc., WestRock MWV, LLC and WestRock RKT, LLC will fully and unconditionally guarantee the 3.489% senior notes due 2031 issued by Smurfit Kappa Treasury Unlimited Company. In accordance with Rule 457(n) under the Act, no registration fee is payable with respect to such guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 3.489% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Refer to Offering Note.1b.